Transactions and Balances with Related Parties - Schedule of Benefits to Key Management Personnel (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Benefits to Key Management Personnel [Abstract]
Short-term benefits	$ 549	$ 438	$ 765
Management fees	60	60	120
Cost of share-based payment	$ 151	$ 11	$ 157